Portfolio of investments—June 30, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.50%
Communication services: 2.31%
Entertainment: 0.16%
Cinemark Holdings, Inc.	4,908	$148,123
Interactive media & services: 1.37%
Cargurus, Inc.†	3,921	131,236
EverQuote, Inc. Class A†	17,328	418,991
MediaAlpha, Inc. Class A†	24,680	270,246
QuinStreet, Inc.†	18,762	302,068
Yelp, Inc. Class A†	3,199	109,630
		1,232,171
Media: 0.78%
Magnite, Inc.†	21,526	519,207
TEGNA, Inc.	10,810	181,176
		700,383
Consumer discretionary: 9.60%
Automobile components: 0.63%
Adient PLC†	5,839	113,627
Modine Manufacturing Co.†	1,553	152,970
XPEL, Inc.144A†	8,244	295,960
		562,557
Distributors: 0.37%
GigaCloud Technology, Inc. Class A†	16,726	330,840
Diversified consumer services: 1.91%
Adtalem Global Education, Inc.†	2,362	300,517
American Public Education, Inc.†	6,071	184,922
Perdoceo Education Corp.	17,820	582,536
Stride, Inc.†	4,504	653,936
		1,721,911
Hotels, restaurants & leisure: 2.03%
Brinker International, Inc.†	4,395	792,550
Hilton Grand Vacations, Inc.†	4,938	205,075
International Game Technology PLC	4,796	75,825
Rush Street Interactive, Inc.†	15,090	224,841
Super Group SGHC Ltd.	48,113	527,800
		1,826,091
Household durables: 1.02%
Hovnanian Enterprises, Inc. Class A†	1,895	198,122
KB Home	3,640	192,811
M/I Homes, Inc.†	2,742	307,433
Taylor Morrison Home Corp. Class A†	3,540	217,427
		915,793
See accompanying notes to portfolio of investments
Allspring Disciplined Small Cap Fund | 1

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Leisure products: 0.15%
JAKKS Pacific, Inc.	6,447	$133,969
Specialty retail: 2.71%
Abercrombie & Fitch Co. Class A†	6,077	503,479
Asbury Automotive Group, Inc.†	686	163,638
Carvana Co. Class A†	1,216	409,743
Group 1 Automotive, Inc.	1,519	663,363
Urban Outfitters, Inc.†	9,625	698,198
		2,438,421
Textiles, apparel & luxury goods: 0.78%
Kontoor Brands, Inc.	9,584	632,257
Superior Group of Cos., Inc.	6,888	70,946
		703,203
Consumer staples: 2.73%
Consumer staples distribution & retail: 0.76%
Andersons, Inc.	10,011	367,904
Sprouts Farmers Market, Inc.†	1,904	313,475
		681,379
Food products: 0.84%
SunOpta, Inc.†	40,252	233,462
Vital Farms, Inc.†	13,660	526,183
		759,645
Household products: 0.04%
Central Garden & Pet Co.†	1,164	40,949
Personal care products: 0.49%
BellRing Brands, Inc.†	5,582	323,365
e.l.f. Beauty, Inc.†	935	116,352
		439,717
Tobacco: 0.60%
Turning Point Brands, Inc.	7,104	538,270
Energy: 4.66%
Energy equipment & services: 1.49%
Archrock, Inc.	16,130	400,508
Bristow Group, Inc.†	5,362	176,785
Helix Energy Solutions Group, Inc.†	25,438	158,733
Helmerich & Payne, Inc.	17,473	264,891
Liberty Energy, Inc. Class A	12,534	143,891
Natural Gas Services Group, Inc.†	5,073	130,934
Seadrill Ltd.†	2,473	64,916
		1,340,658
Oil, gas & consumable fuels: 3.17%
California Resources Corp.	5,778	263,881
See accompanying notes to portfolio of investments
2 | Allspring Disciplined Small Cap Fund

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Oil, gas & consumable fuels(continued)
Centrus Energy Corp. Class A†	2,677	$490,373
Diversified Energy Co. PLC	13,920	204,206
Excelerate Energy, Inc. Class A	2,044	59,930
International Seaways, Inc.	8,567	312,524
Murphy Oil Corp.	2,138	48,105
Par Pacific Holdings, Inc.†	10,960	290,769
Peabody Energy Corp.	20,114	269,930
Sable Offshore Corp.†	6,847	150,497
Scorpio Tankers, Inc.	9,365	366,453
Teekay Tankers Ltd. Class A	6,163	257,120
Vital Energy, Inc.†	8,640	139,018
		2,852,806
Financials: 19.38%
Banks: 10.56%
1st Source Corp.	3,910	242,694
Amalgamated Financial Corp.	8,530	266,136
Ameris Bancorp	5,958	385,483
Axos Financial, Inc.†	5,424	412,441
Bancorp, Inc.†	6,320	360,050
Bank of NT Butterfield & Son Ltd.	9,765	432,394
Cadence Bank	7,414	237,100
Capital Bancorp, Inc.	3,875	130,123
Central Pacific Financial Corp.	6,156	172,553
Civista Bancshares, Inc.	2,904	67,373
Customers Bancorp, Inc.†	5,708	335,288
Eastern Bankshares, Inc.	9,898	151,142
Enterprise Financial Services Corp.	3,668	202,107
First BanCorp	25,910	539,705
First Financial Bancorp	3,936	95,487
First Financial Bankshares, Inc.	7,055	253,839
First Financial Corp.	6,127	332,022
Hancock Whitney Corp.	7,397	424,588
Hanmi Financial Corp.	14,484	357,465
Hilltop Holdings, Inc.	9,431	286,231
International Bancshares Corp.	1,363	90,721
Mercantile Bank Corp.	6,461	299,855
Northeast Community Bancorp, Inc.	11,223	260,879
Northwest Bancshares, Inc.	24,507	313,199
OFG Bancorp	7,394	316,463
Origin Bancorp, Inc.	8,419	300,895
Pathward Financial, Inc.	4,679	370,202
Preferred Bank	3,337	288,801
Republic Bancorp, Inc. Class A	4,013	293,390
UMB Financial Corp.	4,678	491,939
Westamerica BanCorp	6,514	315,538
WSFS Financial Corp.	8,677	477,235
		9,503,338
See accompanying notes to portfolio of investments
Allspring Disciplined Small Cap Fund | 3

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Capital markets: 2.10%
Artisan Partners Asset Management, Inc. Class A	4,949	$219,389
BGC Group, Inc. Class A	37,841	387,114
Evercore, Inc. Class A	618	166,872
StoneX Group, Inc.†	6,874	626,496
Victory Capital Holdings, Inc. Class A	7,691	489,686
		1,889,557
Consumer finance: 2.08%
Atlanticus Holdings Corp.†	4,472	244,842
Bread Financial Holdings, Inc.	5,121	292,511
Enova International, Inc.†	5,711	636,891
Green Dot Corp. Class A†	14,929	160,935
LendingTree, Inc.†	1,793	66,466
OppFi, Inc.	22,255	311,347
Regional Management Corp.	5,465	159,633
		1,872,625
Financial services: 3.37%
Essent Group Ltd.	8,969	544,687
Evertec, Inc.	6,532	235,479
Jackson Financial, Inc. Class A	6,226	552,807
Marqeta, Inc. Class A†	39,585	230,781
MGIC Investment Corp.	9,065	252,370
NMI Holdings, Inc. Class A†	11,197	472,401
Payoneer Global, Inc.†	26,808	183,635
Paysign, Inc.†	33,952	244,454
Radian Group, Inc.	8,709	313,698
		3,030,312
Insurance: 1.27%
Genworth Financial, Inc. Class A†	21,712	168,919
HCI Group, Inc.	3,153	479,887
Skyward Specialty Insurance Group, Inc.†	2,933	169,498
United Fire Group, Inc.	11,105	318,714
		1,137,018
Health care: 15.52%
Biotechnology: 6.62%
ACADIA Pharmaceuticals, Inc.†	17,940	386,966
ADMA Biologics, Inc.†	22,549	410,618
Alkermes PLC†	12,628	361,287
Amicus Therapeutics, Inc.†	14,389	82,449
Apogee Therapeutics, Inc.†	3,075	133,547
Arcus Biosciences, Inc.†	10,839	88,229
Blueprint Medicines Corp.†	2,916	373,773
Bridgebio Pharma, Inc.†	3,827	165,250
CareDx, Inc.†	10,870	212,400
Catalyst Pharmaceuticals, Inc.†	12,719	276,002
Cytokinetics, Inc.†	3,373	111,444
See accompanying notes to portfolio of investments
4 | Allspring Disciplined Small Cap Fund

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Biotechnology(continued)
Entrada Therapeutics, Inc.†	10,034	$67,428
Halozyme Therapeutics, Inc.†	5,030	261,661
Insmed, Inc.†	1,644	165,452
Intellia Therapeutics, Inc.†	9,228	86,559
Janux Therapeutics, Inc.†	5,322	122,938
Kiniksa Pharmaceuticals International PLC Class A†	11,800	326,506
Krystal Biotech, Inc.†	1,203	165,364
MiMedx Group, Inc.†	34,154	208,681
Novavax, Inc.†	16,324	102,841
PTC Therapeutics, Inc.†	7,824	382,124
Relay Therapeutics, Inc.†	37,486	129,702
Stoke Therapeutics, Inc.†	22,079	250,597
TG Therapeutics, Inc.†	14,015	504,400
Twist Bioscience Corp.†	2,587	95,176
Ultragenyx Pharmaceutical, Inc.†	1,809	65,775
Vaxcyte, Inc.†	3,034	98,635
Veracyte, Inc.†	7,788	210,510
Voyager Therapeutics, Inc.†	35,476	110,330
		5,956,644
Health care equipment & supplies: 2.05%
Bioventus, Inc. Class A†	41,198	272,731
Embecta Corp.	7,099	68,789
Lantheus Holdings, Inc.†	6,590	539,457
LeMaitre Vascular, Inc.	1,807	150,071
LivaNova PLC†	7,790	350,706
Omnicell, Inc.†	2,044	60,094
UFP Technologies, Inc.†	1,632	398,469
		1,840,317
Health care providers & services: 4.15%
Addus HomeCare Corp.†	3,108	358,011
Alignment Healthcare, Inc.†	24,628	344,792
BrightSpring Health Services, Inc.†	19,993	471,635
Concentra Group Holdings Parent, Inc.	4,441	91,351
Ensign Group, Inc.	1,976	304,818
GeneDx Holdings Corp. Class A†	3,713	342,747
HealthEquity, Inc.†	1,000	104,760
Hims & Hers Health, Inc.†	10,171	507,024
Option Care Health, Inc.†	2,633	85,520
Owens & Minor, Inc.†	49,651	451,824
Select Medical Holdings Corp.	14,399	218,577
Tenet Healthcare Corp.†	2,571	452,496
		3,733,555
Life sciences tools & services: 0.22%
Niagen Bioscience, Inc.†	9,722	140,094
Quanterix Corp.†	8,874	59,012
		199,106
See accompanying notes to portfolio of investments
Allspring Disciplined Small Cap Fund | 5

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Pharmaceuticals: 2.48%
Amneal Pharmaceuticals, Inc.†	45,931	$371,582
ANI Pharmaceuticals, Inc.†	5,275	344,194
Arvinas, Inc.†	26,766	196,998
Collegium Pharmaceutical, Inc.†	4,651	137,530
Corcept Therapeutics, Inc.†	7,209	529,140
CorMedix, Inc.†	8,709	107,295
Harmony Biosciences Holdings, Inc.†	11,905	376,198
Nektar Therapeutics Class A†	1,492	38,553
Pacira BioSciences, Inc.†	5,533	132,239
		2,233,729
Industrials: 16.97%
Aerospace & defense: 0.75%
Rocket Lab Corp.†	5,161	184,609
V2X, Inc.†	10,108	490,743
		675,352
Building products: 0.82%
Griffon Corp.	7,154	517,735
Masterbrand, Inc.†	19,793	216,337
		734,072
Commercial services & supplies: 1.18%
Brink’s Co.	1,851	165,276
Cimpress PLC†	7,002	329,094
Healthcare Services Group, Inc.†	9,968	149,819
Interface, Inc. Class A	14,854	310,894
Quad/Graphics, Inc.	19,242	108,717
		1,063,800
Construction & engineering: 3.29%
Ameresco, Inc. Class A†	10,000	151,900
Argan, Inc.	2,716	598,824
EMCOR Group, Inc.	1,107	592,123
MYR Group, Inc.†	1,090	197,780
Primoris Services Corp.	8,200	639,108
Sterling Infrastructure, Inc.†	3,401	784,713
		2,964,448
Electrical equipment: 2.86%
American Superconductor Corp.†	12,584	461,707
Array Technologies, Inc.†	35,157	207,426
Atkore, Inc.	3,993	281,706
Bloom Energy Corp. Class A†	8,048	192,508
NANO Nuclear Energy, Inc.†	1,379	47,562
NEXTracker, Inc. Class A†	12,960	704,635
NuScale Power Corp.†	5,139	203,299
Powell Industries, Inc.	2,255	474,565
		2,573,408
See accompanying notes to portfolio of investments
6 | Allspring Disciplined Small Cap Fund

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Ground transportation: 0.18%
ArcBest Corp.	2,058	$158,487
Machinery: 2.70%
Blue Bird Corp.†	9,026	389,562
Hyster-Yale, Inc.	9,340	371,545
Luxfer Holdings PLC	20,535	250,117
Mueller Industries, Inc.	6,877	546,515
Mueller Water Products, Inc. Class A	16,576	398,487
SPX Technologies, Inc.†	798	133,809
Terex Corp.	7,319	341,724
		2,431,759
Marine transportation: 0.52%
Costamare Bulkers Holdings Ltd.†	2,764	23,964
Costamare, Inc.	13,820	125,900
Matson, Inc.	2,872	319,797
		469,661
Passenger airlines: 0.53%
SkyWest, Inc.†	4,606	474,280
Professional services: 1.92%
IBEX Holdings Ltd.†	13,746	400,009
Innodata, Inc.†	2,719	139,267
Kelly Services, Inc. Class A	10,830	126,820
Legalzoom.com, Inc.†	27,625	246,139
Planet Labs PBC†	19,692	120,121
TriNet Group, Inc.	1,102	80,600
Willdan Group, Inc.†	9,873	617,161
		1,730,117
Trading companies & distributors: 2.22%
Boise Cascade Co.	1,699	147,507
DNOW, Inc.†	7,495	111,151
DXP Enterprises, Inc.†	6,135	537,733
FTAI Aviation Ltd.	1,667	191,772
GMS, Inc.†	2,767	300,911
MRC Global, Inc.†	13,657	187,238
Rush Enterprises, Inc. Class A	10,089	519,684
		1,995,996
Information technology: 15.05%
Communications equipment: 0.70%
CommScope Holding Co., Inc.†	37,380	309,506
NetScout Systems, Inc.†	13,059	323,994
		633,500
Electronic equipment, instruments & components: 3.40%
Arlo Technologies, Inc.†	31,282	530,543
Fabrinet†	3,177	936,198
See accompanying notes to portfolio of investments
Allspring Disciplined Small Cap Fund | 7

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Electronic equipment, instruments & components(continued)
Mirion Technologies, Inc. Class A†	23,488	$505,697
Ouster, Inc.†	3,694	89,579
Sanmina Corp.†	2,905	284,196
TTM Technologies, Inc.†	17,545	716,187
		3,062,400
IT services: 0.32%
DigitalOcean Holdings, Inc.†	9,985	285,172
Semiconductors & semiconductor equipment: 3.38%
ACM Research, Inc. Class A†	19,389	502,175
Amkor Technology, Inc.	4,476	93,951
Axcelis Technologies, Inc.†	4,564	318,065
Credo Technology Group Holding Ltd.†	5,125	474,524
Onto Innovation, Inc.†	1,412	142,513
Penguin Solutions, Inc.†	26,557	526,094
Photronics, Inc.†	8,586	161,674
Rambus, Inc.†	7,624	488,089
Rigetti Computing, Inc.†	13,402	158,948
Ultra Clean Holdings, Inc.†	7,843	177,017
		3,043,050
Software: 6.57%
A10 Networks, Inc.	16,962	328,215
ACI Worldwide, Inc.†	3,638	167,021
Amplitude, Inc. Class A†	36,642	454,361
Appfolio, Inc. Class A†	859	197,810
C3.ai, Inc. Class A†	3,316	81,474
Clear Secure, Inc. Class A	16,233	450,628
Commvault Systems, Inc.†	1,768	308,215
Consensus Cloud Solutions, Inc.†	7,328	168,984
D-Wave Quantum, Inc.†	9,108	133,341
Freshworks, Inc. Class A†	23,433	349,386
Intapp, Inc.†	5,100	263,262
InterDigital, Inc.	1,978	443,527
LiveRamp Holdings, Inc.†	17,011	562,043
Olo, Inc. Class A†	59,121	526,177
OneSpan, Inc.	20,731	346,000
Pagaya Technologies Ltd. Class A†	8,084	172,351
PagerDuty, Inc.†	5,684	86,851
SoundHound AI, Inc. Class A†	9,064	97,257
SPS Commerce, Inc.†	2,171	295,451
Tenable Holdings, Inc.†	2,523	85,227
Verint Systems, Inc.†	14,798	291,077
Zeta Global Holdings Corp. Class A†	6,591	102,095
		5,910,753
Technology hardware, storage & peripherals: 0.68%
CPI Card Group, Inc.†	2,837	67,294
See accompanying notes to portfolio of investments
8 | Allspring Disciplined Small Cap Fund

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Technology hardware, storage & peripherals(continued)
Diebold Nixdorf, Inc.†	2,247	$124,484
IonQ, Inc.†	7,428	319,181
Quantum Computing, Inc.†	5,192	99,530
		610,489
Materials: 3.50%
Chemicals: 0.52%
Hawkins, Inc.	1,047	148,779
Koppers Holdings, Inc.	7,056	226,850
Mativ Holdings, Inc.	6,833	46,601
Tronox Holdings PLC	8,563	43,415
		465,645
Containers & packaging: 0.61%
Ardagh Metal Packaging SA	32,568	139,391
O-I Glass, Inc.†	27,969	412,263
		551,654
Metals & mining: 1.80%
Coeur Mining, Inc.†	55,404	490,879
Commercial Metals Co.	7,995	391,035
Constellium SE Class A†	30,080	400,064
SunCoke Energy, Inc.	20,467	175,812
Worthington Steel, Inc.	5,484	163,588
		1,621,378
Paper & forest products: 0.57%
Clearwater Paper Corp.†	7,564	206,043
Sylvamo Corp.	6,016	301,402
		507,445
Real estate: 5.33%
Diversified REITs: 1.25%
Broadstone Net Lease, Inc.	22,859	366,887
CTO Realty Growth, Inc.	11,619	200,544
Essential Properties Realty Trust, Inc.	17,520	559,063
		1,126,494
Health care REITs: 1.08%
CareTrust REIT, Inc.	23,018	704,351
National Health Investors, Inc.	1,429	100,201
Sabra Health Care REIT, Inc.	9,072	167,288
		971,840
Hotel & resort REITs: 1.30%
Apple Hospitality REIT, Inc.	20,218	235,944
Chatham Lodging Trust	33,078	230,554
See accompanying notes to portfolio of investments
Allspring Disciplined Small Cap Fund | 9

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Hotel & resort REITs(continued)
DiamondRock Hospitality Co.	53,612	$410,668
Ryman Hospitality Properties, Inc.	2,971	293,148
		1,170,314
Office REITs: 0.31%
Postal Realty Trust, Inc. Class A	18,642	274,597
Real estate management & development: 0.68%
Compass, Inc. Class A†	26,407	165,836
Newmark Group, Inc. Class A	36,580	444,447
		610,283
Retail REITs: 0.42%
Getty Realty Corp.	7,984	220,678
Urban Edge Properties	8,489	158,404
		379,082
Specialized REITs: 0.29%
Safehold, Inc.	11,621	180,823
Uniti Group, Inc.	19,113	82,568
		263,391
Utilities: 3.45%
Electric utilities: 0.54%
Otter Tail Corp.	6,377	491,603
Gas utilities: 0.64%
Brookfield Infrastructure Corp. Class A	5,133	213,533
New Jersey Resources Corp.	4,140	185,555
Southwest Gas Holdings, Inc.	2,366	176,006
		575,094
Independent power and renewable electricity producers: 0.44%
Clearway Energy, Inc. Class A	13,129	397,283
Multi-utilities: 0.72%
Avista Corp.	11,131	422,422
Northwestern Energy Group, Inc.	4,387	225,053
		647,475
Water utilities: 1.11%
California Water Service Group	9,975	453,663
Consolidated Water Co. Ltd.	10,543	316,501
H2O America	4,337	225,394
		995,558
Total common stocks (Cost $80,408,562)		88,628,967
See accompanying notes to portfolio of investments
10 | Allspring Disciplined Small Cap Fund

Portfolio of investments—June 30, 2025 (unaudited)

	Expiration date	Shares	Value
Rights: 0.00%
Health care: 0.00%
Biotechnology: 0.00%
Aduro Biotech, Inc.♦†	10-2-2030	4,415	$0
Life sciences tools & services: 0.00%
OmniAb, Inc. $12.50 Earnout shares♦†	11-2-2027	103	0
OmniAb, Inc. $15.00 Earnout shares♦†	11-2-2027	103	0
Total rights (Cost $0)			0

		Yield
Short-term investments: 1.23%
Investment companies: 1.23%
Allspring Government Money Market Fund Select Class♠∞		4.26%	1,103,379	1,103,379
Total short-term investments (Cost $1,103,379)				1,103,379
Total investments in securities (Cost $81,511,941)	99.73%			89,732,346
Other assets and liabilities, net	0.27			243,549
Total net assets	100.00%			$89,975,895

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,343,618	$3,739,928	$(4,980,167)	$0	$0	$1,103,379	1,103,379	$19,810
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Micro E-Mini Russell 2000 Index	102	9-19-2025	$1,088,397	$1,117,767	$29,370	$0
See accompanying notes to portfolio of investments
Allspring Disciplined Small Cap Fund | 11

Notes to portfolio of investments—June 30, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
12 | Allspring Disciplined Small Cap Fund

Notes to portfolio of investments—June 30, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$2,080,677	$0	$0	$2,080,677
Consumer discretionary	8,632,785	0	0	8,632,785
Consumer staples	2,459,960	0	0	2,459,960
Energy	4,193,464	0	0	4,193,464
Financials	17,432,850	0	0	17,432,850
Health care	13,963,351	0	0	13,963,351
Industrials	15,271,380	0	0	15,271,380
Information technology	13,545,364	0	0	13,545,364
Materials	3,146,122	0	0	3,146,122
Real estate	4,796,001	0	0	4,796,001
Utilities	3,107,013	0	0	3,107,013
Rights
Health care	0	0	0	0
Short-term investments
Investment companies	1,103,379	0	0	1,103,379
	89,732,346	0	0	89,732,346
Futures contracts	29,370	0	0	29,370
Total assets	$89,761,716	$0	$0	$89,761,716
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
As of June 30, 2025, $263,583 was segregated as cash collateral for these open futures contracts.
At June 30, 2025, the Fund did not have any transfers into/out of Level 3.
Allspring Disciplined Small Cap Fund | 13